CAPITALIZED SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2011
CAPITALIZED SOFTWARE DEVELOPMENT COSTS
NOTE 5:	CAPITALIZED SOFTWARE DEVELOPMENT COSTS

The changes in capitalized software development costs during the year ended December 31, 2010 and 2011 were as follows:

	Year ended December 31,
	2010	2011

Balance at the beginning of the year	$13,540	$13,822

Acquisition of core technology which considered as software development	-	4,659
Capitalization	5,387	4,735
Amortization	(5,869)	(4,544)
Functional currency translation adjustments	764	(1,273)

Balance at the year end	$13,822	$17,399

Amortization of capitalized software development costs for 2009, 2010 and 2011, was $ 4,623, $ 5,869 and $ 4,544, respectively. Amortization expense is included in cost of revenues.